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                                                              July 31, 2002

VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

ATTN:    Office of Filings, Information and Consumer Services

RE:      Tweedy, Browne Fund Inc. (the "Company")
         File Nos: 33-57724 and 811-7458

Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Company does not differ from that contained in Post-Effective Amendment No. 14 (the "Amendment") to the Company's Registration Statement on Form N-1A. This Amendment was filed electronically on July 30, 2001 as Accession No. 0000950156-02-000294.

         Any comments on this filing should be directed to the undersigned at
(617) 535-0523.

         Please return an electric transmittal as evidence of your receipt of this filing.

                                               Very truly yours,

                                           /s/ Paula B. Gray
                                               ----------------------------
                                               Paula B. Gray
                                               Director I
                                               Assistant Vice President